Trade Accounts Payable and Other Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade Accounts Payable and Other Liabilities	Trade Accounts Payable and Other Liabilities

(CAD$ in millions)	December 31, 2021	December 31, 2020
Trade accounts payable and accruals	$1,653	$1,428
Capital project accruals	546	599
Payroll-related liabilities	293	266
Accrued interest	100	104
Commercial and government royalties	325	229
Current portion of provisions (Note 23(a))	210	173
Settlement payables (Note 29(b))	39	61
Contract liabilities - consignment sales	30	15
Other	59	34
	$3,255	$2,909